Convertible Debt, Unsecured Senior Notes and Long-term Loans	12 Months Ended
Dec. 31, 2022
Convertible Debt, Unsecured Senior Notes and Long-term Loans
Convertible Debt, Unsecured Senior Notes and Long-term Loans

15. Convertible Debt, Unsecured Senior Notes and Long-term Loans

In October 2017, the Company issued US$900 million in aggregate principal amount of 1.25% coupon interest convertible senior notes due on November 15, 2022 (“2022 Notes”) at par.The net proceeds received by the Company from the issuance of the 2022 Notes were US$879.3 million, net of issuance cost of US$20.7 million. The Company pays cash interest at an annual rate of 1.25%, payable semiannually in arrears on May 15 and November 15 of each year, beginning May 15, 2018. The issuance costs of the 2022 Notes are being amortized to interest expenses over the contractual life. The 2022 Notes related interest expenses were US$15.4 million, US$15.4 million and US$13.2 million for each of the years ended December 31, 2020, 2021 and 2022, respectively. The Company has repaid all outstanding principal amount and accrued interest expenses of 2022 Notes in November 2022.

In July 2019, the Company issued US$800 million in aggregate principal amount of unsecured senior notes due on July 5, 2024 (“2024 Notes”), unless previously repurchased or redeemed in accordance with the terms prior to maturity. The 2024 Notes were issued at par value and bear an annual interest rate of 3.50%, payable semiannually in arrears on January 5 and July 5 of each year, beginning on January 5, 2020. The net proceeds to the Company from the issuance of the 2024 Notes were US$793.3 million, net of issuance cost of US$6.7 million. The issuance costs of the 2024 Notes are being amortized to interest expenses over the contractual life. The 2024 Notes related interest expenses were US$29.3 million for each of the three years ended December 31, 2022.

In July 2020, the Company issued US$750 million in aggregate principal amount of unsecured senior notes due on July 8, 2030 (“2030 Notes”), unless previously repurchased or redeemed in accordance with the terms prior to maturity. The 2030 Notes bear an annual interest rate of 3.375%, payable semiannually in arrears on January 8 and July 8 of each year, beginning on January 8, 2021. The net proceeds to the Company from the issuance of the 2030 Notes were US$740.3 million, net of issuance cost of US$9.7 million. The issuance costs of the 2030 Notes are being amortized to interest expenses over the contractual life. For the years ended December 31, 2020, 2021 and 2022, the Group recognized US$12.7 million, US$26.3 million and US$26.3 million interest expenses from the 2030 Notes, respectively.

On August 22, 2022, the Company signed a five-year US$1.2 billion term and revolving facilities agreement with a group of 23 arrangers. The facilities consist of a US$900 million five-year bullet maturity term loan and a US$300 million five-year revolving facility. The term and revolving loans under this facility are priced at 128 basis points over Term SOFR (the applicable reference rate). As of the date of this annual report, the Company has fully withdrawn the US$900 million term loan (“2027 Loans”). The Company used the proceeds from the term loan to refinance of existing indebtedness, general corporate purposes and payment of transaction related fees and expenses. For the year ended December 31, 2022, the Group recognized US$2.8 million interest expenses from the 2027 Loans.